PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2022	December 31, 2021
Buildings and improvements	5-40	$65,760	$65,695
Equipment and computer related	2-10	3,284	4,494
Land (1)	—	2,774	2,776
		71,818	72,965
Less: accumulated depreciation and amortization		(22,218)	(22,838)
Property and equipment, net		$49,600	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7.1 years.

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	June 30, 2022	December 31, 2021
Buildings and improvements	5-40	$65,766	$65,695
Equipment and computer related	2-10	3,141	4,494
Land (1)	—	2,774	2,776
		71,681	72,965
Less: accumulated depreciation and amortization		(22,609)	(22,838)
Property and equipment, net		$49,072	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.8 years.

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	September 30, 2022	December 31, 2021
Buildings and improvements	5-40	$65,772	$65,695
Equipment and computer related	2-10	2,852	4,494
Land (1)	—	2,774	2,776
Property and equipment		71,398	72,965
Less: accumulated depreciation and amortization		(22,889)	(22,838)
Property and equipment, net		$48,509	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.

The following table sets forth the Company’s property and equipment:

	Estimated Useful	December 31,
(Amounts in 000’s)	Lives (Years)	2021	2020
Buildings and improvements	5 - 40	$65,695	$65,629
Equipment and computer related	2 - 10	4,494	5,139
Land (1)	—	2,776	2,776
Construction in process	—	—	69
		72,965	73,613
Less: accumulated depreciation and amortization		(22,838)	(21,080)
Property and equipment, net		$50,127	$52,533

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.

SCHEDULE OF TOTAL DEPRECIATION AND AMORTIZATION OF PROPERTY AND EQUIPMENT

The following table summarizes total depreciation and amortization expense for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
(Amounts in 000’s)	2022	2021
Depreciation	$503	$540
Amortization	110	110
Total depreciation and amortization expense	$613	$650

The following table summarizes total depreciation and amortization expense three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2022	2021	2022	2021
Depreciation	$496	$543	$1,000	$1,083
Amortization	110	109	219	219
Total depreciation and amortization expense	$606	$652	$1,219	$1,302

The following table summarizes total depreciation and amortization expense three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2022	2021	2022	2021
Depreciation	$490	$542	$1,490	$1,625
Amortization	110	109	329	328
Total depreciation and amortization expense	$600	$651	$1,819	$1,953

The following table summarizes total depreciation and amortization for the twelve months ended December 31, 2021, and 2020:

	December 31,
Amounts in (000’s)	2021	2020
Depreciation	$2,153	$2,175
Amortization	438	719
Total depreciation and amortization	$2,591	$2,894